Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Summary of Inventory
The Group's inventory primarily consisted of vehicles as follows:

	As of December 31,
	2025	2024
Finished goods and goods for resale	1,024,942	1,191,047
Provision for impairment	(171,863)	(111,686)
Total	853,079	1,079,361